Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued Liabilities and Other Payables
Consideration payable for acquisitions and investments (Note 25)		¥ 502,279	¥ 6,534
Accrued marketing expenses		71,217	778
Payable to third-party sellers		21,966
Other staff related cost		18,685	1,137
Professional fees		13,492	10,334
Rental fees		11,821	11,485
Payables to producers		9,357	12,949
Deposits		3,398	3,000
Others		18,227	3,101
Total	$ 97,512	¥ 670,442	¥ 49,318